Investments In Associates And Joint Venture - Schedule of Movement of Investments in Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of joint ventures [Line Items]
Opening balance	S/ 103,356	S/ 146,303	S/ 147,069
Debt capitalization		8,308
Contributions received		6,889
Equity interest in results	7,242	(4,909)	2,193
Acquisitions			44,145
Sale of Investment	(88,556)
Transfer of Adexus from acquisition of control		(35,870)
Dividends received	(3,758)	(27,992)	(59,175)
Decrease in capital		(1,798)	(3,364)
Conversion adjustment	334	2,276	(1,618)
Final balance	18,618	103,356	146,303
Joint ventures [member]
Disclosure of financial information of joint ventures [Line Items]
Dividends received	S/ (3,758)	S/ (17,843)	S/ (42,122)